Accounts receivable - Net: Expected loss rate (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expected loss rate:
Clients	$ 1,195,559	$ 991,033
Impairment provision	191,766	179,639	$ 173,398
Current
Expected loss rate:
Impairment provision	1,599	386
Three months
Expected loss rate:
Impairment provision	4,564	1,737
Six months
Expected loss rate:
Impairment provision	979	36
One year
Expected loss rate:
Impairment provision	15,856	11,938
More than 365
Expected loss rate:
Impairment provision	168,768	165,542
Mexico
Expected loss rate:
Clients	131,801	131,248
Impairment provision	128,930	$ 129,299
Mexico | Current
Expected loss rate:
Expected credit loss rate		0.02%
Clients		$ 93
Mexico | Three months
Expected loss rate:
Expected credit loss rate		0.02%
Clients	1,012	$ 604
Mexico | Six months
Expected loss rate:
Expected credit loss rate		0.02%
Clients	1,733	$ 1,252
Mexico | One year
Expected loss rate:
Expected credit loss rate		100.00%
Clients	126	$ 495
Impairment provision		$ 495
Mexico | More than 365
Expected loss rate:
Expected credit loss rate		100.00%
Clients	128,930	$ 128,804
Impairment provision	128,930	128,804
Puerto Rico (Aerostar)
Expected loss rate:
Clients	291,617	246,647
Impairment provision	37,489	$ 43,074
Puerto Rico (Aerostar) | Current
Expected loss rate:
Expected credit loss rate		1.00%
Clients	159,796	$ 154,235
Impairment provision	1,599	386
Puerto Rico (Aerostar) | Three months
Expected loss rate:
Clients	97,697	49,645
Impairment provision	3,611	$ 124
Puerto Rico (Aerostar) | Three months | Minimum
Expected loss rate:
Expected credit loss rate		2.50%
Puerto Rico (Aerostar) | Three months | Maximum
Expected loss rate:
Expected credit loss rate		5.00%
Puerto Rico (Aerostar) | Six months
Expected loss rate:
Expected credit loss rate		15.00%
Clients	2,176	$ 239
Impairment provision	544	$ 36
Puerto Rico (Aerostar) | One year
Expected loss rate:
Expected credit loss rate		50.00%
Clients	712	$ 5,790
Impairment provision	499	$ 5,790
Puerto Rico (Aerostar) | More than 365
Expected loss rate:
Expected credit loss rate		100.00%
Clients	31,236	$ 36,738
Impairment provision	31,236	36,738
Colombia (Airplan)
Expected loss rate:
Clients	191,227	188,876
Impairment provision	25,347	$ 7,266
Colombia (Airplan) | Current
Expected loss rate:
Expected credit loss rate		0.83%
Colombia (Airplan) | Three months
Expected loss rate:
Expected credit loss rate		0.83%
Clients	114,858	$ 183,223
Impairment provision	953	$ 1,613
Colombia (Airplan) | Six months
Expected loss rate:
Expected credit loss rate		0.83%
Clients	52,410
Impairment provision	435
Colombia (Airplan) | One year
Expected loss rate:
Expected credit loss rate		100.00%
Clients	15,357	$ 5,653
Impairment provision	15,357	$ 5,653
Colombia (Airplan) | More than 365
Expected loss rate:
Expected credit loss rate		100.00%
Clients	8,602
Impairment provision	$ 8,602